UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 86.2%
Industrial - 46.5%
Basic - 4.6%
Agrium, Inc.
3.375%, 3/15/25	$45	$40,315
Alpek SAB de CV
4.50%, 11/20/22 (a)	200	190,250
Barrick Gold Corp.
4.10%, 5/01/23	48	41,262
Barrick North America Finance LLC
4.40%, 5/30/21	165	150,613
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	197,024
CF Industries, Inc.
7.125%, 5/01/20	130	146,063
Dow Chemical Co. (The)
4.25%, 11/15/20	186	195,954
Eastman Chemical Co.
3.80%, 3/15/25	160	151,147
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20	282	142,410
Freeport-McMoRan, Inc.
3.55%, 3/01/22	195	83,363
5.45%, 3/15/43	22	8,734
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	110	122,185
Glencore Funding LLC
2.125%, 4/16/18 (a)	79	66,686
4.00%, 4/16/25 (a)	50	32,635
International Paper Co.
3.80%, 1/15/26	98	95,293
4.75%, 2/15/22	145	155,658
5.15%, 5/15/46	26	23,716
LyondellBasell Industries NV
5.00%, 4/15/19	230	242,696
6.00%, 11/15/21	200	223,147
Monsanto Co.
3.375%, 7/15/24	145	136,797
Mosaic Co. (The)
5.625%, 11/15/43	65	59,609
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	262	235,039
Weyerhaeuser Co.
4.625%, 9/15/23	120	126,968

		2,867,564

Capital Goods - 2.4%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)	76	76,849
Caterpillar Financial Services Corp.
Series G
1.70%, 6/16/18	200	200,400
Embraer SA
5.15%, 6/15/22	200	197,000

	Principal Amount (000)	U.S. $ Value
GE Capital Trust I
6.375%, 11/15/67	170	182,856
General Electric Capital Corp.
5.875%, 1/14/38	140	172,556
General Electric Co.
Series D
5.00%, 1/21/21 (b)	104	106,860
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	129,056
Owens Corning
7.00%, 12/01/36 (c)	110	122,221
9.00%, 6/15/19	210	244,765
Yamana Gold, Inc.
4.95%, 7/15/24	52	41,490

		1,474,053

Communications - Media - 5.2%
21st Century Fox America, Inc.
7.43%, 10/01/26	55	68,405
8.875%, 4/26/23	125	164,534
CBS Corp.
3.375%, 3/01/22	72	72,256
4.90%, 8/15/44	80	72,430
5.75%, 4/15/20	125	140,013
CCO Safari II LLC
4.908%, 7/23/25 (a)	150	150,149
6.484%, 10/23/45 (a)	120	120,809
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	154,281
Comcast Corp.
5.15%, 3/01/20	165	185,317
5.70%, 5/15/18	100	109,584
Discovery Communications LLC
4.875%, 4/01/43	84	66,828
Grupo Televisa SAB
4.625%, 1/30/26	200	200,165
Mcgraw Hill Financial, Inc.
4.00%, 6/15/25	140	141,255
4.40%, 2/15/26	111	114,920
Moody’s Corp.
2.75%, 7/15/19	79	80,615
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	68	67,396
TCI Communications, Inc.
7.875%, 2/15/26	250	346,216
Time Warner Cable, Inc.
4.50%, 9/15/42	65	51,726
5.875%, 11/15/40	30	27,460
6.55%, 5/01/37	39	38,931
Time Warner, Inc.
3.60%, 7/15/25	250	242,688
4.00%, 1/15/22	140	145,949
4.70%, 1/15/21	60	64,495
6.25%, 3/29/41	85	90,053
Viacom, Inc.
3.875%, 12/15/21-4/01/24	289	284,533
5.25%, 4/01/44	40	31,786

		3,232,794

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 7.2%
America Movil SAB de CV
5.00%, 3/30/20	120	131,363
American Tower Corp.
3.40%, 2/15/19	40	40,983
4.00%, 6/01/25	95	94,135
4.50%, 1/15/18	40	41,722
5.05%, 9/01/20	120	128,974
7.25%, 5/15/19	150	170,819
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	150,215
AT&T, Inc.
3.00%, 2/15/22-6/30/22	615	605,171
3.875%, 8/15/21	230	240,589
BellSouth LLC
6.55%, 6/15/34	145	155,571
British Telecommunications PLC
9.625%, 12/15/30	120	172,794
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22	90	90,929
4.45%, 4/01/24	330	337,534
Rogers Communications, Inc.
3.625%, 12/15/25	33	32,786
4.10%, 10/01/23	190	199,873
Telefonica Emisiones SAU
3.192%, 4/27/18	175	178,033
5.462%, 2/16/21	145	161,341
Verizon Communications, Inc.
2.625%, 2/21/20	215	216,238
3.50%, 11/01/21	585	602,950
3.85%, 11/01/42	245	200,277
4.272%, 1/15/36	185	165,126
6.55%, 9/15/43	69	80,555
Verizon New York, Inc.
Series B
7.375%, 4/01/32	170	194,524
Vodafone Group PLC
4.375%, 2/19/43	70	56,433

		4,448,935

Consumer Cyclical - Automotive - 2.6%
Ford Motor Co.
6.50%, 8/01/18	225	247,515
Ford Motor Credit Co. LLC
2.24%, 6/15/18	250	247,301
5.875%, 8/02/21	575	634,752
General Motors Co.
4.875%, 10/02/23	170	171,282
General Motors Financial Co., Inc.
3.50%, 7/10/19	230	231,466
4.00%, 1/15/25	46	42,992
4.30%, 7/13/25	50	47,559

		1,622,867

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 0.3%
Carnival Corp.
1.875%, 12/15/17	180	179,506

Consumer Cyclical - Other - 0.4%
Marriott International, Inc./MD
3.00%, 3/01/19	151	154,122
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	114,243

		268,365

Consumer Cyclical - Restaurants - 0.1%
McDonald’s Corp.
2.10%, 12/07/18	42	42,371

Consumer Cyclical - Retailers - 1.5%
Advance Auto Parts, Inc.
4.50%, 12/01/23	115	117,813
Dollar General Corp.
4.15%, 11/01/25	114	116,532
Gap, Inc. (The)
5.95%, 4/12/21	100	103,979
Home Depot, Inc. (The)
5.40%, 9/15/40	130	150,864
5.875%, 12/16/36	30	36,634
Kohl’s Corp.
4.25%, 7/17/25	102	99,176
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	89	87,648
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	193	193,039

		905,685

Consumer Non-Cyclical - 10.5%
AbbVie, Inc.
1.75%, 11/06/17	245	244,685
2.90%, 11/06/22	100	98,263
3.60%, 5/14/25	59	59,036
Actavis Funding SCS
3.00%, 3/12/20	90	91,101
3.80%, 3/15/25	212	215,099
Actavis, Inc.
1.875%, 10/01/17	130	129,976
Altria Group, Inc.
4.75%, 5/05/21	370	407,597
Amgen, Inc.
3.45%, 10/01/20	175	181,525
4.40%, 5/01/45	90	83,683
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/01/23	351	356,250
Baxalta, Inc.
5.25%, 6/23/45 (a)	100	99,059
Becton Dickinson and Co.
2.675%, 12/15/19	42	42,696
3.25%, 11/12/20	79	81,410
3.734%, 12/15/24	36	36,829

	Principal Amount (000)	U.S. $ Value
Biogen, Inc.
3.625%, 9/15/22	92	94,490
4.05%, 9/15/25	90	92,152
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	104	105,617
Celgene Corp.
3.625%, 5/15/24	110	109,342
3.875%, 8/15/25	100	100,948
ConAgra Foods, Inc.
3.20%, 1/25/23	40	38,840
5.819%, 6/15/17	200	211,065
Express Scripts Holding Co.
4.75%, 11/15/21	85	91,756
Forest Laboratories LLC
4.375%, 2/01/19 (a)	105	110,741
Gilead Sciences, Inc.
1.85%, 9/04/18	121	121,932
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	100	104,202
Imperial Tobacco Finance PLC
2.95%, 7/21/20 (a)	200	202,660
JM Smucker Co. (The)
2.50%, 3/15/20	42	42,218
3.00%, 3/15/22	65	65,714
Kraft Foods Group, Inc.
3.50%, 6/06/22	450	460,157
Kraft Heinz Foods Co.
3.50%, 7/15/22 (a)	58	59,039
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	41,535
3.60%, 2/01/25	41	40,224
McKesson Corp.
7.50%, 2/15/19	105	120,794
Medtronic, Inc.
2.50%, 3/15/20	150	152,337
3.15%, 3/15/22	130	134,273
Mylan NV
3.75%, 12/15/20 (a)	146	147,653
Mylan, Inc.
2.60%, 6/24/18	140	138,435
PepsiCo, Inc.
1.25%, 4/30/18	230	230,225
Perrigo Co. PLC
4.00%, 11/15/23	200	199,564
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	69,392
Reynolds American, Inc.
3.25%, 11/01/22	61	61,738
3.75%, 5/20/23	45	45,782
4.00%, 6/12/22	71	75,121
4.45%, 6/12/25	210	222,767
4.85%, 9/15/23	40	43,660
Tyson Foods, Inc.
2.65%, 8/15/19	24	24,183
3.95%, 8/15/24	75	77,644
4.50%, 6/15/22	110	118,019
Whirlpool Corp.
3.70%, 3/01/23	120	123,327

	Principal Amount (000)	U.S. $ Value
Wyeth LLC
6.00%, 2/15/36	100	121,801
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	90	89,546
3.55%, 4/01/25	70	68,200

		6,484,302

Energy - 6.1%
Anadarko Petroleum Corp.
6.20%, 3/15/40	35	26,512
6.375%, 9/15/17	265	267,666
Apache Corp.
4.25%, 1/15/44	105	72,037
Boardwalk Pipelines LP
4.95%, 12/15/24	65	55,042
Canadian Natural Resources Ltd.
3.90%, 2/01/25	80	62,240
Cenovus Energy, Inc.
5.70%, 10/15/19	291	288,419
ConocoPhillips Holding Co.
6.95%, 4/15/29	166	171,511
Devon Energy Corp.
5.00%, 6/15/45	100	66,193
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	90	51,782
Enbridge Energy Partners LP
4.20%, 9/15/21	100	95,724
Encana Corp.
3.90%, 11/15/21	70	47,768
EnLink Midstream Partners LP
5.05%, 4/01/45	95	55,459
Ensco PLC
5.20%, 3/15/25	120	72,600
Enterprise Products Operating LLC
3.70%, 2/15/26	90	80,949
3.75%, 2/15/25	140	127,609
4.90%, 5/15/46	45	37,372
5.25%, 1/31/20	140	145,838
Halliburton Co.
3.375%, 11/15/22	160	157,148
Hess Corp.
3.50%, 7/15/24	36	29,562
7.875%, 10/01/29	59	56,857
Husky Energy, Inc.
3.95%, 4/15/22	50	43,844
Kinder Morgan Energy Partners LP
4.15%, 2/01/24	170	144,836
Kinder Morgan, Inc./DE
5.05%, 2/15/46	100	72,823
Marathon Oil Corp.
3.85%, 6/01/25	70	50,121
6.80%, 3/15/32	35	27,121
Marathon Petroleum Corp.
5.125%, 3/01/21	120	122,549
Noble Energy, Inc.
3.90%, 11/15/24	100	84,121
4.15%, 12/15/21	65	58,760
5.625%, 5/01/21	80	80,000

	Principal Amount (000)	U.S. $ Value
ONEOK Partners LP
3.375%, 10/01/22	55	42,787
4.90%, 3/15/25	30	24,095
Phillips 66
4.30%, 4/01/22	54	55,212
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	91	73,035
4.65%, 10/15/25	90	77,013
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)	120	117,375
3.625%, 12/21/22 (a)	120	117,414
Spectra Energy Capital LLC
8.00%, 10/01/19	23	25,758
Spectra Energy Partners LP
2.95%, 9/25/18	77	75,511
4.50%, 3/15/45	50	38,085
4.60%, 6/15/21	75	76,391
Suncor Energy, Inc.
6.50%, 6/15/38	27	25,831
Valero Energy Corp.
6.125%, 2/01/20	70	75,878
6.625%, 6/15/37	67	65,024
Western Gas Partners LP
3.95%, 6/01/25	89	66,199
Williams Partners LP
3.60%, 3/15/22	200	146,047
3.90%, 1/15/25	69	49,143

		3,803,261

Services - 0.2%
Visa, Inc.
2.80%, 12/14/22	150	152,825

Technology - 4.6%
Apple, Inc.
2.85%, 5/06/21	175	181,022
3.45%, 2/09/45	70	58,405
Cisco Systems, Inc.
1.65%, 6/15/18	245	247,547
3.50%, 6/15/25	150	157,105
Fidelity National Information Services, Inc.
3.875%, 6/05/24	245	239,097
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	215	212,260
HP, Inc.
3.75%, 12/01/20	14	14,331
4.30%, 6/01/21	80	80,640
4.375%, 9/15/21	25	25,204
4.65%, 12/09/21	89	90,357
Intel Corp.
3.70%, 7/29/25	120	126,503
KLA-Tencor Corp.
4.65%, 11/01/24	134	135,734
Lam Research Corp.
2.75%, 3/15/20	115	113,534
Microsoft Corp.
1.30%, 11/03/18	310	311,066

	Principal Amount (000)	U.S. $ Value
Oracle Corp.
3.875%, 7/15/20	250	270,566
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25	255	213,041
4.875%, 6/01/27 (a)	80	60,260
Texas Instruments, Inc.
1.75%, 5/01/20	115	114,505
Total System Services, Inc.
2.375%, 6/01/18	105	104,479
Xerox Corp.
2.80%, 5/15/20	95	91,246

		2,846,902

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	83,540
CSX Corp.
4.40%, 3/01/43	180	168,781

		252,321

Transportation - Services - 0.4%
FedEx Corp.
8.00%, 1/15/19	40	46,688
Ryder System, Inc.
2.50%, 3/01/18	185	185,567
5.85%, 11/01/16	28	28,951

		261,206

		28,842,957

Financial Institutions - 35.8%
Banking - 21.7%
Abbey National Treasury Services PLC/London
2.375%, 3/16/20	115	115,780
ABN AMRO Bank NV
Series E
6.25%, 9/13/22 (a)	255	266,262
American Express Co.
6.80%, 9/01/66	79	77,914
Bank of America Corp.
3.30%, 1/11/23	140	137,900
3.875%, 8/01/25	125	126,338
4.00%, 1/22/25	465	454,435
4.10%, 7/24/23	200	205,695
4.20%, 8/26/24	60	59,561
5.00%, 5/13/21	235	257,437
Barclays PLC
3.65%, 3/16/25	200	191,315
BB&T Corp.
5.25%, 11/01/19	275	302,714
BPCE SA
5.15%, 7/21/24 (a)	200	200,344
Capital One Bank USA, NA
3.375%, 2/15/23	275	268,658
Citigroup, Inc.
3.50%, 5/15/23	170	164,166

	Principal Amount (000)	U.S. $ Value
3.70%, 1/12/26	245	244,423
3.875%, 3/26/25	90	86,604
5.875%, 1/30/42	110	125,543
Compass Bank
2.75%, 9/29/19	250	249,361
3.875%, 4/10/25	250	231,522
5.50%, 4/01/20	110	118,935
Cooperatieve Rabobank UA
4.375%, 8/04/25	250	254,452
Credit Suisse AG/New York NY
5.30%, 8/13/19	110	121,416
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20	250	248,186
Discover Bank/Greenwood DE
3.10%, 6/04/20	250	250,856
Fifth Third Bancorp
3.50%, 3/15/22	31	32,052
5.45%, 1/15/17	105	108,692
Goldman Sachs Group, Inc. (The)
2.375%, 1/22/18	130	130,661
3.75%, 5/22/25	95	95,419
3.85%, 7/08/24	350	354,951
Series D
6.00%, 6/15/20	480	538,775
Series G
7.50%, 2/15/19	75	85,451
HSBC Holdings PLC
4.875%, 1/14/22	350	387,406
HSBC USA, Inc.
2.75%, 8/07/20	300	300,196
Huntington National Bank (The)
2.00%, 6/30/18	300	299,609
JPMorgan Chase & Co.
3.125%, 1/23/25	440	426,677
3.875%, 9/10/24	110	109,345
3.90%, 7/15/25	120	123,021
Morgan Stanley
2.65%, 1/27/20	177	177,234
2.80%, 6/16/20	200	200,697
5.625%, 9/23/19	604	665,270
Series G
4.00%, 7/23/25	103	105,046
4.35%, 9/08/26	50	50,203
5.50%, 7/24/20	395	437,122
6.625%, 4/01/18	100	109,228
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(b)	68	68,680
People’s United Bank NA
4.00%, 7/15/24	250	246,425
People’s United Financial, Inc.
3.65%, 12/06/22	83	81,928
PNC Bank NA
4.875%, 9/21/17	400	417,022
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)	100	100,500
Regions Financial Corp.
2.00%, 5/15/18	300	298,276

	Principal Amount (000)	U.S. $ Value
Santander Holdings USA, Inc.
2.65%, 4/17/20	200	196,864
3.45%, 8/27/18	130	132,842
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	100	100,000
State Street Corp.
4.956%, 3/15/18	240	252,373
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	160,549
Synchrony Financial
2.70%, 2/03/20	110	108,239
3.75%, 8/15/21	200	200,362
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)	200	199,604
US Bank NA/Cincinnati OH
1.45%, 1/29/18	310	310,447
Wells Fargo & Co.
3.30%, 9/09/24	200	200,854
Series G
4.30%, 7/22/27	150	154,265
Series N
2.15%, 1/30/20	375	375,179
Wells Fargo Bank NA
1.65%, 1/22/18	310	310,762
Zions BanCorporation
4.50%, 6/13/23	13	13,105

		13,425,148

Brokerage - 0.2%
TD Ameritrade Holding Corp.
2.95%, 4/01/22	115	116,531

Insurance - 9.0%
Allstate Corp. (The)
3.15%, 6/15/23	200	203,274
6.125%, 5/15/37	78	77,025
American International Group, Inc.
3.75%, 7/10/25	225	215,815
6.40%, 12/15/20	285	332,170
8.175%, 5/15/58	65	84,581
Anthem, Inc.
7.00%, 2/15/19	255	285,950
Aon Corp.
8.205%, 1/01/27	100	124,875
Aon PLC
4.60%, 6/14/44	70	67,238
4.75%, 5/15/45	100	98,371
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)	200	205,410
Assurant, Inc.
2.50%, 3/15/18	105	105,470
Cigna Corp.
4.00%, 2/15/22	175	183,632
7.875%, 5/15/27	65	87,743
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	42	55,268

	Principal Amount (000)	U.S. $ Value
Hartford Financial Services Group, Inc. (The)
5.375%, 3/15/17	190	197,934
5.50%, 3/30/20	100	110,376
6.10%, 10/01/41	45	53,673
Humana, Inc.
7.20%, 6/15/18	180	200,660
Lincoln National Corp.
3.35%, 3/09/25	265	252,429
4.85%, 6/24/21	200	217,379
8.75%, 7/01/19	82	98,764
Markel Corp.
7.125%, 9/30/19	34	39,316
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	180,000
MetLife, Inc.
Series C
5.25%, 6/15/20 (b)	79	77,173
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	90	133,046
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	110,372
Principal Financial Group, Inc.
1.85%, 11/15/17	170	170,564
Progressive Corp. (The)
6.70%, 6/15/37	112	111,440
Prudential Financial, Inc.
4.50%, 11/15/20	239	259,306
5.375%, 5/15/45	200	196,040
5.625%, 6/15/43	74	74,833
Series B
5.75%, 7/15/33	135	151,288
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	140	140,809
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	113,174
UnitedHealth Group, Inc.
1.40%, 10/15/17	195	194,998
3.875%, 10/15/20	170	181,768
XLIT Ltd.
5.50%, 3/31/45	70	67,772
6.25%, 5/15/27	75	88,767

		5,548,703

REITS - 4.9%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	100,742
Brixmor Operating Partnership LP
3.875%, 8/15/22	120	122,080
EPR Properties
5.25%, 7/15/23	175	181,004
Essex Portfolio LP
3.25%, 5/01/23	56	55,268
3.375%, 1/15/23	125	125,460
HCP, Inc.
6.70%, 1/30/18	160	174,018
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	140	138,619

	Principal Amount (000)	U.S. $ Value
Hospitality Properties Trust
5.00%, 8/15/22	210	216,874
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	91	89,351
Kimco Realty Corp.
6.875%, 10/01/19	70	80,319
Mid-America Apartments LP
3.75%, 6/15/24	115	114,766
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	106,293
Realty Income Corp.
5.75%, 1/15/21	210	236,245
Simon Property Group LP
2.20%, 2/01/19	33	33,460
Trust F/1401
5.25%, 12/15/24 (a)	230	227,412
Ventas Realty LP
4.125%, 1/15/26	120	121,447
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	216	216,243
Vornado Realty LP
5.00%, 1/15/22	215	232,856
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	150,565
Welltower, Inc.
2.25%, 3/15/18	107	107,349
4.00%, 6/01/25	85	84,654
5.25%, 1/15/22	140	153,082

		3,068,107

		22,158,489

Utility - 3.9%
Electric - 3.6%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	150	176,392
CMS Energy Corp.
6.25%, 2/01/20	165	187,483
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	109,854
Series 07-A
6.30%, 8/15/37	30	38,091
Dominion Resources, Inc./VA
4.70%, 12/01/44	135	133,584
Duke Energy Corp.
2.10%, 6/15/18	245	245,824
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24	33	32,723
Entergy Corp.
4.00%, 7/15/22	153	160,174
Exelon Corp.
5.10%, 6/15/45 (a)	250	251,536
Exelon Generation Co. LLC
4.00%, 10/01/20	185	185,119
4.25%, 6/15/22	150	145,600

	Principal Amount (000)	U.S. $ Value
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)	196	207,672
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	51,806
PacifiCorp
6.00%, 1/15/39	70	86,577
Potomac Electric Power Co.
6.50%, 11/15/37	65	85,013
Southern Power Co.
4.15%, 12/01/25	97	98,869
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)	15	15,259

		2,211,576

Natural Gas - 0.3%
AGL Capital Corp.
5.25%, 8/15/19	105	114,124
NiSource Finance Corp.
6.80%, 1/15/19	100	111,986

		226,110

		2,437,686

Total Corporates - Investment Grade (cost $54,116,239)		53,439,132

GOVERNMENTS - TREASURIES - 8.8%
United States - 8.8%
U.S. Treasury Bonds
2.875%, 8/15/45	120	122,644
3.00%, 5/15/45	1,170	1,226,215
3.125%, 11/15/41-2/15/42	800	867,393
3.625%, 8/15/43	1,145	1,355,931
U.S. Treasury Notes
2.125%, 5/15/25	1,485	1,511,684
2.25%, 11/15/25	340	349,708

Total Governments - Treasuries (cost $5,180,492)		5,433,575

CORPORATES - NON-INVESTMENT GRADE - 0.9%
Industrial - 0.5%
Basic - 0.4%
Commercial Metals Co.
7.35%, 8/15/18	80	81,600
Teck Resources Ltd.
4.50%, 1/15/21	250	136,875
5.20%, 3/01/42	80	36,016

		254,491

Energy - 0.1%
Transocean, Inc.
7.125%, 12/15/21	45	26,438

		280,929

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.2%
Banking - 0.1%
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	103,083

Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	42,090

		145,173

Utility - 0.2%
Electric - 0.2%
FirstEnergy Transmission LLC
4.35%, 1/15/25 (a)	115	118,004

Total Corporates - Non-Investment Grade (cost $696,430)		544,106

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Mexico - 0.8%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	372	326,947
4.875%, 1/24/22	95	89,063
5.50%, 6/27/44 (a)	15	11,307
6.625%, 6/15/35	70	61,965

Total Quasi-Sovereigns (cost $554,744)		489,282

	Shares
PREFERRED STOCKS - 0.5%
Financial Institutions - 0.5%
Banking - 0.2%
US Bancorp
6.00%	6,550	173,313

Insurance - 0.3%
Allstate Corp. (The)
5.10%, 1/15/53	6,950	175,905

Total Preferred Stocks (cost $360,042)		349,218

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.1%
Petrobras Global Finance BV
5.375%, 1/27/21	$50	37,562

Colombia - 0.1%
Ecopetrol SA
5.875%, 9/18/23	77	67,737

Total Governments - Sovereign Agencies (cost $129,672)		105,299

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.8%
Time Deposits - 2.8%
State Street Time Deposit 0.36%, 2/01/16 (cost $1,736,224)	1,736	1,736,224

Total Investments - 100.2% (cost $62,773,843) (d)		62,096,836
Other assets less liabilities - (0.2)%		(105,134)

Net Assets - 100.0%		$61,991,702

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$930	5/06/20	1.656%	3 Month LIBOR	$(21,162)
Citigroup Global Markets, Inc./(CME Group)	320	5/02/34	3 Month LIBOR	3.363%	63,575
Citigroup Global Markets, Inc./(CME Group)	60	11/04/44	3 Month LIBOR	3.049%	10,678
Citigroup Global Markets, Inc./(CME Group)	60	5/05/45	3 Month LIBOR	2.562%	4,108
Morgan Stanley & Co., LLC/(CME Group)	770	11/29/23	2.793%	3 Month LIBOR	(70,751)
Morgan Stanley & Co., LLC/(CME Group)	540	11/29/23	3 Month LIBOR	2.793%	3,812
Morgan Stanley & Co., LLC/(CME Group)	345	1/28/24	2.861%	3 Month LIBOR	(32,285)

					$(42,025)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA
Freeport-Mcmoran, Inc., 3.55%, 3/01/22, 12/20/20*	(5.00)%	21.59%	$130	$50,913	$32,474	$18,439
Sale Contracts
Credit Suisse International
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.94	34	60	(311)	371

				$50,973	$32,163	$18,810

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$600	6/10/43	3 Month LIBOR	3.191%	$121,308
JPMorgan Chase Bank, NA	350	6/10/33	3 Month LIBOR	3.027%	48,843

					$170,151

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $4,813,850 or 7.8% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(d)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,084,557 and gross unrealized depreciation of investments was $(1,761,564), resulting in net unrealized depreciation of $(677,007).

Glossary:

CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$53,439,132		$	– 0	–	$53,439,132
Governments - Treasuries		– 0	–	5,433,575			– 0	–	5,433,575
Corporates - Non-Investment Grade		– 0	–	544,106			– 0	–	544,106
Quasi-Sovereigns		– 0	–	489,282			– 0	–	489,282
Preferred Stocks		349,218		– 0	–		– 0	–	349,218
Governments - Sovereign Agencies		– 0	–	105,299			– 0	–	105,299
Short-Term Investments		– 0	–	1,736,224			– 0	–	1,736,224

Total Investments in Securities		349,218		61,747,618			– 0	–	62,096,836
Other Financial Instruments* :
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	82,173			– 0	–	82,173
Credit Default Swaps		– 0	–	18,810			– 0	–	18,810
Interest Rate Swaps		– 0	–	170,151			– 0	–	170,151
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(124,198)			– 0	–	(124,198)

Total+		$349,218		$61,894,554		$	– 0	–	$62,243,772

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Shares

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.9%
Long-Term Municipal Bonds - 93.9%
Alabama - 2.7%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Methodist Home for the Aging)
Series 2016-2015-1
5.75%, 6/01/35-6/01/45	$4,650	$4,736,328
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.00%, 1/01/24	2,000	2,020,140
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,555,362
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	435,316
Selma Industrial Development Board (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	224,014
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,342,270

		24,313,430

Alaska - 1.2%
Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34 (a)	9,000	10,306,375
City of Koyukuk AK (Tanana Chiefs Conference)
Series 2011
7.75%, 10/01/41	100	114,027

		10,420,402

Arizona - 1.2%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	180	181,575
5.20%, 10/01/37	5,070	5,072,738
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44 (b)	3,875	4,014,771
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	100	112,844
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	100	115,139

	Principal Amount (000)	U.S. $ Value
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	177,027
University of Arizona
Series 2014
5.00%, 8/01/33	1,000	1,169,410

		10,843,504

California - 7.2%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	113,838
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,731,560
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27	1,000	1,217,080
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/31-4/01/34	11,845	14,105,392
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	109,592
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	85	107,401
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,131,870
Series 2014
5.00%, 1/01/35	1,335	1,348,323
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
Series 2012A
5.30%, 8/01/47	1,025	1,070,151
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	1,200	1,348,356
7.25%, 6/01/43	2,075	2,329,271
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	765	829,627
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	6,405	7,017,766

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
Series 2014A
6.40%, 8/01/34	3,000	3,431,130
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	740	794,457
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	572,448
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (b)	100	101,943
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,200	1,226,064
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	119,053
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	167,468
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	250	267,500
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	121,386
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	100	103,847
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	5,695	5,030,678
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (c)	1,000	1,200,330
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,139,997
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31	1,000	1,095,590

	Principal Amount (000)	U.S. $ Value
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,585,546
Series 2014B
5.25%, 1/15/44	1,000	1,111,520
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43	1,685	1,661,449
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	1,500	1,384,185
University of California CA Revenues
5.00%, 5/15/33 (c)	1,000	1,187,450
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	3,375	3,875,378

		64,637,646

Colorado - 2.2%
Colorado Educational & Cultural Facilities Authority (Skyview Academy)
Series 2014
5.125%, 7/01/34 (b)	775	831,002
5.375%, 7/01/44 (b)	1,360	1,425,035
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,651,823
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,116,464
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,314,473
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50	1,000	1,020,490
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45	1,000	1,046,040
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,123,610
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (b)	1,500	1,568,700
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	200	226,330

	Principal Amount (000)	U.S. $ Value
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45	1,000	1,003,030

		19,326,997

Connecticut - 0.8%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (c)	1,000	1,176,690
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,882,450

		7,059,140

Delaware - 0.4%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,576,954
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,365,662

		3,942,616

District of Columbia - 0.2%
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	100	113,771
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,481,600

		1,595,371

Florida - 10.6%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	100	118,548
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	1,100	1,207,338
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46	435	535,594
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,105,820
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,136,030

	Principal Amount (000)	U.S. $ Value
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (b)	1,400	1,432,928
6.00%, 7/01/45-7/01/50 (b)	4,015	4,120,717
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (d)	5,310	4,804,010
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	6,725	8,086,678
Series 2015A
5.00%, 6/01/20	10,000	11,389,100
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,478,965
City of Lakeland FL (Lakeland Regional Medical Center Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,250,269
City of Tampa FL Solid Waste System Revenue
Series 2013
5.00%, 10/01/21	3,000	3,503,880
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (b)	2,000	2,362,820
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,433,100
Series 2015A
5.00%, 10/01/31	1,100	1,288,320
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35-6/01/45 (b)	2,900	3,065,161
Lakewood Ranch Stewardship District (Villages of Lakewood Ranch South Project)
Series 2016
5.125%, 5/01/46 (a)	1,115	1,120,698
Marshall Creek Community Development District
Series 2015A
5.00%, 5/01/32	1,685	1,718,633
Martin County Health Facilities Authority (Martin Memorial Medical Center)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,189,598
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,150	1,172,482

	Principal Amount (000)	U.S. $ Value
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,240,403
Series 2014
5.00%, 11/15/39	1,000	1,101,400
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,609,960
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	80	106,566
Series 2015A
5.00%, 10/01/40	2,000	2,192,460
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	3,022,505
Palm Beach County Health Facilities Authority
Series 2007
5.875%, 11/15/37 (Pre-refunded/ETM)	100	109,023
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/24	3,000	3,704,910
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,339,803
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,911,049

		94,858,768

Georgia - 0.4%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,616,320
Series 2014A
5.00%, 1/01/33	1,820	2,127,634

		3,743,954

Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	2,050	2,273,860
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	235,936

		2,509,796

Illinois - 11.7%
Chicago Board of Education
Series 2015C
5.25%, 12/01/39	7,525	5,871,080
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,884,680

	Principal Amount (000)	U.S. $ Value
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,853,105
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008
5.00%, 6/01/18	1,170	1,265,835
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (e)	1,050	1,003,443
Series 2015
6.00%, 12/01/30 (f)(g)	2,320	2,360,345
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	3,600	4,048,668
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (d)	3,000	2,751,750
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	457,742
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	431,788
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46	2,010	2,101,274
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.00%, 5/15/20 (d)	430	322,466
8.125%, 5/15/40 (d)	975	729,368
8.25%, 5/15/45 (d)	2,350	1,757,847
Series 2010B
7.75%, 5/15/20 (d)	305	228,726
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,891,405
Series 2015
5.25%, 5/15/50	2,000	2,054,560
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,360,232
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,984,457

	Principal Amount (000)	U.S. $ Value
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,699,805
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	6,116,706
Series 2016A
5.00%, 12/01/32	2,000	2,388,020
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	13,300	14,318,647
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	11,760	13,194,546
Series 2014
5.00%, 5/01/31-5/01/35	8,985	9,727,067
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	1,275	1,287,724
5.00%, 3/01/36	2,965	3,016,858
Series 2015B
6.00%, 3/01/36	1,040	1,057,399

		104,165,543

Indiana - 1.5%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,103,260
5.50%, 8/15/40-8/15/45	3,020	3,281,863
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,085,780
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,497,397

		12,968,300

Iowa - 0.1%
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,110	1,105,893

Kentucky - 2.5%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	1,685	1,709,904
5.50%, 11/15/45	1,000	1,019,000
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40-1/01/45	10,335	11,502,516

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	200	227,656
6.375%, 6/01/40	1,525	1,747,360
6.50%, 3/01/45	1,000	1,148,890
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35	1,750	1,797,810
5.75%, 11/15/45	3,350	3,440,450

		22,593,586

Louisiana - 1.1%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	2,130	2,440,703
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35	2,100	2,130,807
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	400	466,780
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (d)	2,750	2,333,925
Series 2014A
7.50%, 7/01/23 (d)	1,250	1,023,963
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,684,849

		10,081,027

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,188,530

Maryland - 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant)
Series 2014D
3.875%, 7/01/19	1,125	1,158,142
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/31	3,245	3,662,859

		4,821,001

	Principal Amount (000)	U.S. $ Value
Massachusetts - 1.0%
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,747,651
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	781,706
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013B
4.50%, 11/15/18 (b)	793	793,880
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46 (a)	3,980	4,507,655

		8,830,892

Michigan - 5.6%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	4,400	4,915,108
5.25%, 7/01/39	4,825	5,358,645
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,060	1,133,416
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	133,208
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C
5.00%, 7/01/17-7/01/18	2,000	2,137,670
Series 2014C-1
5.00%, 7/01/44	1,750	1,894,305
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/34	2,100	2,412,479
Series 2015D-1
5.00%, 7/01/34	2,000	2,297,500
Series 2015D-2
5.00%, 7/01/34	2,300	2,608,062
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015B
4.75%, 6/01/16 (b)	2,300	2,311,270
Series 2015E
5.75%, 8/22/16 (b)	3,500	3,496,010
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,241,080

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,967,007
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32-11/15/46	300	310,144
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (b)	2,370	2,280,058
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,104,440
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	5,263,797

		49,864,199

Minnesota - 0.8%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,161,070
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.25%, 11/15/35	4,105	4,569,645
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,030	1,243,735

		6,974,450

Missouri - 1.9%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	109,424
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (b)	1,800	1,821,312
6.00%, 11/15/46 (b)	4,400	4,492,532
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,784,709
St Louis County Industrial Development Authority (St Andrews Resources for Seniors)
Series 2015A
5.00%, 12/01/35	2,000	2,059,360
5.125%, 12/01/45	4,500	4,588,470

		16,855,807

	Principal Amount (000)	U.S. $ Value
Nebraska - 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,331,944

Nevada - 0.0%
City of Reno NV
Series 2007A
5.25%, 6/01/41 (Pre-refunded/ETM)	130	137,946

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,066,567

New Jersey - 7.7%
New Jersey Economic Development Authority (Lions Gate Project)
Series 2014
5.25%, 1/01/44	3,600	3,731,796
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/21	3,500	3,860,920
Series 2015X
5.00%, 6/15/21	15,920	17,561,670
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	775,543
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,127,134
Series 2000B
5.625%, 11/15/30	1,475	1,671,780
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	112,695
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014A
5.00%, 6/15/38	1,000	1,066,070
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	4,175,335
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	17,831,282
Series 2016A
5.00%, 1/01/33 (a)	6,500	7,767,305

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	8,910	7,413,565

		69,095,095

New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,133,023

New York - 6.8%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,156,780
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
Series 2013A
5.00%, 4/15/43	1,900	1,900,988
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	266,883
Metropolitan Transportation Authority
Series 2013B
5.00%, 11/15/27	5,125	6,195,100
Series 2013E
5.00%, 11/15/32	4,425	5,216,588
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (c)	190	225,775
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	75	75,593
6.70%, 1/01/49	454	455,279
Series 2014B
5.50%, 7/01/20	875	881,009
Series 2014C
2.00%, 1/01/49 (e)(h)	514	71,928
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/37	300	323,133
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2005
7.75%, 8/01/31	100	104,183
Series 2015B
2.00%, 8/01/28 (f)	3,500	3,508,750
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	109,112

	Principal Amount (000)	U.S. $ Value
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,624,742
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (c)	500	595,160
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,665,665
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.375%, 10/01/36 (i)	3,200	2,872,858
XLCA Series 2004A
0.432%, 1/01/39 (i)	4,100	3,665,269
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,305,180
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	1,125	1,136,745
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/35	4,435	4,966,423
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,408,209
Series 2013-178
5.00%, 12/01/33	5,000	5,787,250
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (c)	1,950	2,340,659
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (b)(j)	360	286,639
Series 2014B
7.00%, 9/15/44 (b)	410	432,583
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	20	20,211
6.00%, 9/15/27-9/15/37	2,225	2,247,360
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,203,110

		61,049,164

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40	5,000	5,206,650
5.00%, 7/01/45	1,000	1,045,400
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30	2,250	2,420,032
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37	1,735	1,763,975

		10,436,057

Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	8,485	7,452,206
County of Erie OH (Firelands Regional Medical Center)
Series 2006A
5.25%, 8/15/46	1,115	1,122,025
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	2,300	2,290,455
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,073,301
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	2,500	2,553,125
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	1,400	1,453,228
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	5,000	5,165,600

		21,109,940

Oklahoma - 0.1%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,125	1,227,465

Oregon - 0.1%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19	535	573,616

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 3.8%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	230	246,339
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	10,286,571
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,413,492
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	180	191,968
Series 2012
5.25%, 1/01/41	1,000	1,034,310
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	200	230,460
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30	1,040	1,065,501
5.25%, 1/01/40	4,740	4,800,340
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	5,135	5,201,704
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	100	107,727
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	275,028
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,733,611
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,176,533
Pennsylvania Turnpike Commission
Series 2013A
5.00%, 12/01/43	4,000	4,415,080

		34,178,664

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.4%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	3,045	2,801,430
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	291,450

		3,092,880

Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	3,150	3,737,192

South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43	1,000	1,026,820
5.125%, 5/01/48	1,000	1,031,340
South Carolina State Public Service Authority
AMBAC Series 2007A
5.00%, 1/01/32 (Pre-refunded/ETM)	400	416,080

		2,474,240

Tennessee - 0.8%
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	4,890	5,338,902
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012
5.25%, 12/01/42	1,000	1,027,040
5.375%, 12/01/47	800	824,576

		7,190,518

Texas - 9.3%
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41	120	140,141
Series 2013
5.00%, 1/01/42	3,500	3,797,325
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/42	6,800	7,616,000

	Principal Amount (000)	U.S. $ Value
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,307,303
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	3,155	3,411,123
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,174,784
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	558,954
Series 2013
6.00%, 8/15/43	1,000	1,154,260
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (b)	1,150	1,203,429
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,666,020
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,390,754
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (c)	400	483,180
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	1,700	1,722,610
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	298,732
North Texas Tollway Authority
Series 2014B
5.00%, 1/01/31	8,975	10,415,577
Series 2015A
5.00%, 1/01/35	7,000	8,051,960
Series 2015B
5.00%, 1/01/34	3,500	4,034,835
Red River Health Facilities Development Corp. (MRC Crestview)
Series 2011A
8.00%, 11/15/46	1,790	2,055,654
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	1,315	1,546,861
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,883,741

	Principal Amount (000)	U.S. $ Value
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (d)	2,180	2,108,169
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	200	209,748
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,280,840
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44	5,025	5,037,875
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	1,065	1,131,829
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,000	1,232,470
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	797,326
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	238,496
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,451,076
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	1,200	1,367,052
7.125%, 1/01/46	2,430	2,724,030
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	75	106,377

		82,598,531

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	95	103,727

	Principal Amount (000)	U.S. $ Value
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	100	119,699
Utah Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	100	114,678
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	110,955

		449,059

Vermont - 0.2%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	200	206,066
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34 (a)	1,500	1,758,855

		1,964,921

Virginia - 1.7%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (b)	1,000	1,019,570
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,030	1,064,124
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	320,592
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	2,027,921
Tobacco Settlement Financing Corp./VA
Series 2007-B1
5.00%, 6/01/47	6,790	5,321,662
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (c)	550	661,975
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (b)	1,000	1,063,300
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,957,583

		15,436,727

	Principal Amount (000)	U.S. $ Value
Washington - 2.6%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/30	2,235	2,276,571
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,777,159
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	1,000	1,110,960
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	3,350	3,748,449
Washington St GO
5.00%, 7/01/24 (c)	1,000	1,164,180
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	2,650	2,824,821
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (b)	3,215	3,659,152
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	2,265	2,275,316

		22,836,608

West Virginia - 0.3%
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,388,183

Wisconsin - 0.9%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,712,559
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (b)	1,550	1,567,779
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,000	1,071,050
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (b)	545	558,347

		7,909,735

Total Municipal Obligations (cost $792,745,647)		838,118,927

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 7.7%
Investment Companies - 7.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (k)(l) (cost $68,487,422)	68,487,422	68,487,422

Total Investments - 101.6% (cost $861,233,069) (m)		906,606,349
Other assets less liabilities - (1.6)%		(14,284,573)

Net Assets - 100.0%		$892,321,776

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	4.34%	$23,760	$738,167	$335,505
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.34	23,635	734,292	(374,559)

				$1,472,459	$(39,054)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$29,000	1/09/21	3 Month LIBOR	1.936%	$573,803

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$3,600	9/15/20	1.455%	CPI	#	$(19,548)
Citibank, NA	9,300	12/14/20	1.548%	CPI	#	(45,249)
JPMorgan Chase Bank, NA	3,600	9/04/20	1.465%	CPI	#	(21,767)

						$(86,564)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$13,000	9/22/21	1.103%	SIFMA	*	$(207,476)
JPMorgan Chase Bank, NA	11,000	9/03/22	1.319%	SIFMA	*	(289,400)

						$(496,876)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $50,926,704 or 5.7% of net assets.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41	7/25/11	$5,157,721	$4,804,010	0.54%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	12/02/13	2,885,030	2,751,750	0.31%
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.00%, 5/15/20	3/25/14	308,076	322,466	0.04%
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	3/20/14	647,969	729,368	0.08%

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	3/04/14	$1,526,129	$1,757,847	0.20%
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010B
7.75%, 5/15/20	3/25/14	193,707	228,726	0.03%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39	11/22/13	2,750,000	2,333,925	0.26%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23	7/31/14	1,250,000	1,023,963	0.11%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	8/31/12	2,265,567	2,108,169	0.24%

(e)	Illiquid security.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2016.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2015
6.00%, 12/01/30	5/27/15	$2,320,000	$2,360,345	0.26%

(h)	Security is in default and is non-income producing.
(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2016 and the aggregate market value of these securities amounted to $6,538,127 or 0.73% of net assets.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,151,482 and gross unrealized depreciation of investments was $(2,778,202), resulting in net unrealized appreciation of $45,373,280.

As of January 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.2% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
CDX-NAHY	-	North American High Yield Credit Default Swap Index

CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$19,577,102		$4,736,328	$24,313,430
Alaska		– 0	–	10,306,375		114,027	10,420,402
Arizona		– 0	–	5,589,191		5,254,313	10,843,504
California		– 0	–	41,363,310		23,274,336	64,637,646
Colorado		– 0	–	14,688,737		4,638,260	19,326,997
Florida		– 0	–	80,383,669		14,475,099	94,858,768
Idaho		– 0	–	235,936		2,273,860	2,509,796
Illinois		– 0	–	87,548,343		16,617,200	104,165,543
Kentucky		– 0	–	14,626,422		7,967,164	22,593,586
Louisiana		– 0	–	4,592,332		5,488,695	10,081,027
Maryland		– 0	–	3,662,859		1,158,142	4,821,001
Massachusetts		– 0	–	8,037,012		793,880	8,830,892
Michigan		– 0	–	47,584,141		2,280,058	49,864,199
Missouri		– 0	–	3,894,133		12,961,674	16,855,807
New Jersey		– 0	–	65,363,299		3,731,796	69,095,095
New York		– 0	–	51,828,884		9,220,280	61,049,164
North Carolina		– 0	–	– 0	–	10,436,057	10,436,057
Ohio		– 0	–	16,266,360		4,843,580	21,109,940
Oklahoma		– 0	–	– 0	–	1,227,465	1,227,465
Oregon		– 0	–	– 0	–	573,616	573,616
Pennsylvania		– 0	–	21,884,841		12,293,823	34,178,664
Rhode Island		– 0	–	– 0	–	3,737,192	3,737,192
South Carolina		– 0	–	416,080		2,058,160	2,474,240
Tennessee		– 0	–	5,338,902		1,851,616	7,190,518
Texas		– 0	–	64,726,474		17,872,057	82,598,531
Utah		– 0	–	110,955		338,104	449,059
Vermont		– 0	–	1,758,855		206,066	1,964,921
Virginia		– 0	–	11,325,112		4,111,615	15,436,727

Investments in Securities:	Level 1		Level 2		Level 3		Total
Washington	– 0	–	11,800,748		11,035,860		22,836,608
Wisconsin	– 0	–	6,838,685		1,071,050		7,909,735
Other	– 0	–	51,728,797		– 0	–	51,728,797
Short-Term Investments	68,487,422		– 0	–	– 0	–	68,487,422

Total Investments in Securities	68,487,422		651,477,554		186,641,373		906,606,349
Other Financial Instruments* :
Assets:
Centrally Cleared Credit Default Swaps	– 0	–	335,505		– 0	–	335,505
Centrally Cleared Interest Rate Swaps	– 0	–	573,803		– 0	–	573,803
Liabilities:
Centrally Cleared Credit Default Swaps	– 0	–	(374,559)		– 0	–	(374,559)
Inflation (CPI) Swaps	– 0	–	(86,564)		– 0	–	(86,564)
Interest Rate Swaps	– 0	–	(496,876)		– 0	–	(496,876)

Total+	$68,487,422		$651,428,863		$186,641,373		$906,557,658

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 4/30/15	$122,712,395	$122,712,395
Accrued discounts/(premiums)	(48,953)	(48,953)
Realized gain (loss)	104,792	104,792
Change in unrealized appreciation/depreciation	1,820,064	1,820,064
Purchases	75,172,584	75,172,584
Sales	(10,542,997)	(10,542,997)
Transfers in to Level 3	1,095,810	1,095,810
Transfers out of Level 3	(3,672,322)	(3,672,322)

Balance as of 1/31/16	$186,641,373	$186,641,373 +

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$2,051,804	$2,051,804

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2016 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 41.2%
Industrial - 25.0%
Basic - 1.5%
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	$425	$424,678
Ecolab, Inc.
3.00%, 12/08/16	420	425,916
Freeport-McMoRan, Inc.
3.10%, 3/15/20	230	106,950
Glencore Funding LLC
2.125%, 4/16/18 (a)	435	367,197
Monsanto Co.
0.544%, 11/07/16 (b)	130	129,487
PPG Industries, Inc.
6.65%, 3/15/18	59	64,602
Rio Tinto Finance USA PLC
1.375%, 6/17/16	425	424,677

		1,943,507

Capital Goods - 2.3%
Boeing Co. (The)
1.65%, 10/30/20	500	496,483
Caterpillar Financial Services Corp.
1.80%, 11/13/18	560	562,356
John Deere Capital Corp.
1.60%, 7/13/18	455	456,400
1.75%, 8/10/18	380	381,440
1.95%, 1/08/19	125	126,226
Lockheed Martin Corp.
1.85%, 11/23/18	560	564,459
Republic Services, Inc.
3.80%, 5/15/18	410	428,019

		3,015,383

Communications - Media - 2.2%
CBS Corp.
1.95%, 7/01/17	425	426,925
Comcast Corp.
5.70%, 5/15/18	450	493,126
McGraw Hill Financial, Inc.
2.50%, 8/15/18	565	567,499
NBCUniversal Enterprise, Inc.
1.159%, 4/15/16 (a)(b)	270	269,986
Time Warner Cable, Inc.
5.85%, 5/01/17	400	418,110
Walt Disney Co. (The)
0.94%, 1/08/19 (b)	580	579,838
Series G
1.50%, 9/17/18	180	181,383

		2,936,867

Communications - Telecommunications - 2.4%
American Tower Corp.
2.80%, 6/01/20	440	434,368
AT&T, Inc.
1.40%, 12/01/17	435	433,311

	Principal Amount (000)	U.S. $ Value
British Telecommunications PLC
1.625%, 6/28/16	425	425,969
Deutsche Telekom International Finance BV
2.25%, 3/06/17 (a)	425	428,286
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.40%, 3/15/17	425	429,280
Verizon Communications, Inc.
2.00%, 11/01/16	425	427,971
3.65%, 9/14/18	510	533,782

		3,112,967

Consumer Cyclical - Automotive - 2.5%
Daimler Finance North America LLC
1.65%, 3/02/18 (a)	430	425,806
Ford Motor Credit Co. LLC
2.145%, 1/09/18	500	498,423
2.551%, 10/05/18	200	198,792
General Motors Financial Co., Inc.
3.10%, 1/15/19	360	356,959
3.25%, 5/15/18	600	601,713
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/20 (a)	435	431,121
2.25%, 1/15/19 (a)	155	156,324
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	600	592,423

		3,261,561

Consumer Cyclical - Restaurants - 0.7%
McDonald’s Corp.
2.10%, 12/07/18	285	287,515
5.35%, 3/01/18	620	665,656

		953,171

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
1.90%, 7/20/18	455	456,857
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	430	428,917

		885,774

Consumer Non-Cyclical - 7.2%
AbbVie, Inc.
1.75%, 11/06/17	265	264,660
1.80%, 5/14/18	165	164,519
2.00%, 11/06/18	545	543,453
Actavis Funding SCS
2.35%, 3/12/18	200	200,919
Allergan, Inc./United States
1.35%, 3/15/18	401	397,063
Amgen, Inc.
2.125%, 5/15/17	425	428,478
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	579	582,539

	Principal Amount (000)	U.S. $ Value
Baxalta, Inc.
2.00%, 6/22/18 (a)	448	442,521
Bayer US Finance LLC
1.50%, 10/06/17 (a)	430	431,027
Becton Dickinson and Co.
2.675%, 12/15/19	425	432,039
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	420	421,377
Coca-Cola Co. (The)
0.875%, 10/27/17	530	529,236
Express Scripts Holding Co.
2.65%, 2/15/17	420	424,297
Gilead Sciences, Inc.
1.85%, 9/04/18	750	755,775
Kraft Heinz Foods Co.
2.00%, 7/02/18 (a)	485	484,577
Kroger Co. (The)
2.00%, 1/15/19	580	583,176
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	430,667
Medco Health Solutions, Inc.
7.125%, 3/15/18	135	149,365
PepsiCo, Inc.
1.25%, 4/30/18	435	435,426
Series 1
1.00%, 10/13/17	222	221,494
Procter & Gamble Co.
1.85%, 2/02/21	320	319,939
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	575	576,816
Whirlpool Corp.
1.35%, 3/01/17	138	137,532

		9,356,895

Energy - 2.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	405	411,087
Chevron Corp.
1.344%, 11/09/17	560	558,625
ConocoPhillips Co.
1.50%, 5/15/18	431	412,966
Energy Transfer Partners LP
2.50%, 6/15/18	450	411,788
Enterprise Products Operating LLC
1.65%, 5/07/18	435	422,896
Halliburton Co.
2.70%, 11/15/20	185	180,702
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	402,654
Marathon Petroleum Corp.
3.50%, 3/01/16	419	419,559
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)	575	567,348

		3,787,625

	Principal Amount (000)	U.S. $ Value
Services - 0.4%
Visa, Inc.
1.20%, 12/14/17	585	586,207

Technology - 2.2%
Apple, Inc.
1.00%, 5/03/18	435	432,834
Cisco Systems, Inc.
0.702%, 3/03/17 (b)	430	430,097
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (a)	610	609,740
KLA-Tencor Corp.
2.375%, 11/01/17	425	427,070
QUALCOMM, Inc.
1.40%, 5/18/18	435	432,978
Xerox Corp.
2.95%, 3/15/17	510	510,880

		2,843,599

		32,683,556

Financial Institutions - 15.6%
Banking - 14.2%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	470	476,046
American Express Co.
7.00%, 3/19/18	375	415,798
American Express Credit Corp.
1.55%, 9/22/17	432	432,322
1.875%, 11/05/18	105	104,947
Bank of America Corp.
Series L
1.95%, 5/12/18	430	429,660
2.60%, 1/15/19	315	316,240
5.65%, 5/01/18	140	150,179
Bank of America NA
2.05%, 12/07/18	250	249,616
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.70%, 3/05/18 (a)	430	428,627
BB&T Corp.
2.05%, 6/19/18	965	973,970
Capital One Bank USA NA
1.15%, 11/21/16	430	429,400
Capital One Financial Corp.
2.45%, 4/24/19	430	430,603
Capital One NA/Mclean VA
2.35%, 8/17/18	250	250,697
Citigroup, Inc.
1.35%, 3/10/17	85	84,894
1.85%, 11/24/17	185	184,901
2.05%, 12/07/18	100	99,383
2.15%, 7/30/18	140	139,842
2.50%, 9/26/18-7/29/19	515	518,727
2.65%, 10/26/20	115	114,802
Discover Bank/Greenwood DE
2.60%, 11/13/18	570	570,809
Fifth Third Bank/Cincinnati OH
2.15%, 8/20/18	560	562,970

	Principal Amount (000)	U.S. $ Value
Goldman Sachs Group, Inc. (The)
6.15%, 4/01/18	650	704,059
Series G
7.50%, 2/15/19	250	284,837
HSBC USA, Inc.
0.699%, 11/13/17 (b)	430	427,397
Huntington National Bank (The)
2.20%, 11/06/18	555	555,951
JPMorgan Chase & Co.
0.882%, 2/15/17 (b)	430	429,937
6.00%, 1/15/18	586	631,468
KeyBank NA/Cleveland OH
1.70%, 6/01/18	575	573,204
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	565	560,427
Mizuho Bank Ltd.
1.05%, 4/16/17 (a)(b)	430	428,604
Morgan Stanley
1.75%, 2/25/16	125	125,086
1.875%, 1/05/18	300	298,939
2.125%, 4/25/18	405	405,255
2.45%, 2/01/19	400	401,440
Series G
6.625%, 4/01/18	280	305,838
PNC Bank NA
1.50%, 2/23/18	425	423,066
Regions Bank/Birmingham AL
2.25%, 9/14/18	475	477,939
Regions Financial Corp.
2.00%, 5/15/18	500	497,127
Royal Bank of Canada
0.949%, 1/23/17 (b)	430	429,978
SunTrust Banks, Inc.
3.60%, 4/15/16	420	421,365
Synchrony Financial
2.60%, 1/15/19	575	574,136
UBS AG/Stamford CT
1.375%, 8/14/17	475	474,097
US Bancorp
0.852%, 11/15/18 (b)	130	128,818
US Bank NA/Cincinnati OH
1.375%, 9/11/17	430	430,749
Wells Fargo & Co.
1.15%, 6/02/17	430	429,411
Wells Fargo Bank NA
1.65%, 1/22/18	815	817,002

		18,600,563

Insurance - 0.7%
Humana, Inc.
7.20%, 6/15/18	300	334,433
Metropolitan Life Global Funding I
1.95%, 12/03/18 (a)	550	551,356

		885,789

	Principal Amount (000)	U.S. $ Value
REITS - 0.7%
Simon Property Group LP
2.50%, 9/01/20	560	568,848
Welltower, Inc.
3.625%, 3/15/16	197	197,529
4.70%, 9/15/17	215	224,436

		990,813

		20,477,165

Utility - 0.6%
Electric - 0.6%
Dominion Resources, Inc./VA
1.95%, 8/15/16	425	426,840
Exelon Generation Co. LLC
2.95%, 1/15/20	130	127,244
Southern Power Co.
1.85%, 12/01/17	185	185,361

		739,445

Total Corporates - Investment Grade (cost $54,177,273)		53,900,166

GOVERNMENTS - TREASURIES - 25.5%
United States - 25.5%
U.S. Treasury Notes
0.625%, 7/31/17	8,200	8,186,544
1.125%, 1/15/19	25,000	25,112,300

Total Governments - Treasuries (cost $33,212,722)		33,298,844

ASSET-BACKED SECURITIES - 10.9%
Autos - Fixed Rate - 6.2%
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20	1,000	999,151
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	839	838,417
GM Financial Automobile Leasing Trust
Series 2015-3, Class A3
1.69%, 3/20/19	650	649,843
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	486	485,034
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20	812	813,125
Honda Auto Receivables Owner Trust
Series 2015-3, Class A2
0.92%, 11/20/17	1,000	999,514
Series 2015-4, Class A3
1.23%, 9/23/19	727	726,468
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	557	556,836

	Principal Amount (000)	U.S. $ Value
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	340	339,971
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A
1.20%, 12/17/18	486	485,486
Toyota Auto Receivables Owner Trust
Series 2015-C, Class A2A
0.92%, 2/15/18	1,000	999,393
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	147	146,935

		8,040,173

Credit Cards - Fixed Rate - 1.5%
Barclays Dryrock Issuance Trust
Series 2015-4, Class A
1.72%, 8/16/21	1,000	1,003,171
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21	1,000	1,002,269

		2,005,440

Autos - Floating Rate - 1.4%
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.996%, 1/15/22 (b)	903	897,132
GE Dealer Floorplan Master Note Trust
Series 2015-1, Class A
0.926%, 1/20/20 (b)	900	893,810

		1,790,942

Other ABS - Fixed Rate - 0.9%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	652	652,202
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	553	556,052

		1,208,254

Credit Cards - Floating Rate - 0.9%
American Express Issuance Trust II
Series 2013-1, Class A
0.706%, 2/15/19 (b)	1,200	1,199,825

Total Asset-Backed Securities (cost $14,251,118)		14,244,634

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
Non-Agency Fixed Rate CMBS - 4.6%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	435	446,403
Commercial Mortgage Trust
Series 2014-LC15, Class A2
2.84%, 4/10/47	440	450,647
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	743	733,012
Series 2014-GC20, Class A2
3.002%, 4/10/47	1,000	1,030,287
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A2
2.665%, 1/15/46	440	448,935
Series 2013-C16, Class A2
3.07%, 12/15/46	435	448,726
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM
5.782%, 8/12/43	1,000	1,012,911
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A2
3.085%, 8/15/46	1,000	1,030,755
WFRBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	430	445,287

		6,046,963

Non-Agency Floating Rate CMBS - 1.0%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.346%, 6/15/29 (a)(b)	1,000	994,938
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.476%, 4/15/32 (a)(b)	345	343,600

		1,338,538

Total Commercial Mortgage-Backed Securities (cost $7,438,400)		7,385,501

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Agency Fixed Rate - 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	683	683,422
Series 4459, Class CA
5.00%, 12/15/34	534	563,372

		1,246,794

	Principal Amount (000)	U.S. $ Value
Non-Agency Floating Rate - 0.3%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.126%, 7/15/36 (a)(b)	400	398,793

Total Collateralized Mortgage Obligations (cost $1,651,085)		1,645,587

	Shares
SHORT-TERM INVESTMENTS - 14.1%
Investment Companies - 14.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (c)(d) (cost $18,457,090)	18,457,090	18,457,090

Total Investments - 98.6% (cost $129,187,688) (e)		128,931,822
Other assets less liabilities - 1.4%		1,872,053

Net Assets - 100.0%		$130,803,875

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00%	1.01%	$650	$426	$(5,126)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	1.01	1,300	851	(6,404)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	1.01	1,700	1,114	(13,419)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	1.01	7,500	4,913	40,118
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	1.01	2,400	1,572	6,698
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	1.01	4,000	2,620	10,869

				$11,496	$32,736

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	$7,300	7/23/17	3 Month LIBOR	0.943%	$20,130
Citigroup Global Markets, Inc./(CME)	3,000	7/23/20	1.800%	3 Month LIBOR	(77,339)

					$(57,209)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $11,402,339 or 8.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $198,407 and gross unrealized depreciation of investments was $(454,273), resulting in net unrealized depreciation of $(255,866).

Glossary:

ABS	-	Asset-Backed Securities
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$53,900,166		$	– 0	–	$53,900,166
Governments - Treasuries		– 0	–	33,298,844			– 0	–	33,298,844
Asset-Backed Securities		– 0	–	13,036,380			1,208,254		14,244,634
Commercial Mortgage-Backed Securities		– 0	–	6,372,590			1,012,911		7,385,501
Collateralized Mortgage Obligations		– 0	–	1,645,587			– 0	–	1,645,587
Short-Term Investments		18,457,090		– 0	–		– 0	–	18,457,090

Total Investments in Securities		18,457,090		108,253,567			2,221,165		128,931,822
Other Financial Instruments* :
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	57,685			– 0	–	57,685
Centrally Cleared Interest Rate Swaps		– 0	–	20,130			– 0	–	20,130
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(24,949)			– 0	–	(24,949)
Centrally Cleared Interest Rate Swaps		– 0	–	(77,339)			– 0	–	(77,339)

Total^		$18,457,090		$108,229,094			$2,221,165		$128,907,349

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backet Securities			Total
Balance as of 4/30/15	$1,554,193		$	– 0	–	$1,554,193
Accrued discounts/(premiums)	30			(936)		(906)
Realized gain (loss)	17			(2,883)		(2,866)
Change in unrealized appreciation/depreciation	1,647			(27,188)		(25,541)
Purchases/Payups	– 0	–		1,638,655		1,638,655
Sales/Paydowns	(347,633)			(594,737)		(942,370)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 1/31/16	$1,208,254			$1,012,911		$2,221,165

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$1,647			$(27,188)		$(25,541)

As of January 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 23, 2016